Note 9 - Stock-Based Compensation - Additional Information for Stock Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted average fair value of options granted (in dollars per share)	$ 0.14	$ 0.43	$ 0.59
Total fair value of options vested	$ 97,707	$ 165,490	$ 319,920